Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: January 10, 2025

Payment Date	1/15/2025
Collection Period Start	12/1/2024
Collection Period End	12/31/2024
Interest Period Start	12/16/2024
Interest Period End	1/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$433,094,395.96	$32,172,587.91	$400,921,808.05	0.634571	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$650,204,395.96	$32,172,587.91	$618,031,808.05

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$704,302,254.95	$669,249,104.87	0.323831
YSOC Amount	$49,350,074.70	$46,469,512.53
Adjusted Pool Balance	$654,952,180.25	$622,779,592.34
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	5.24757%	ACT/360	$—
Class A-3 Notes	$433,094,395.96	3.66000%	30/360	$1,320,937.91
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$650,204,395.96			$2,040,326.16

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$704,302,254.95	$669,249,104.87
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$654,952,180.25	$622,779,592.34
Number of Receivables Outstanding	56,620	55,498
Weighted Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	32.4	31.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,060,650.74
Principal Collections	$34,689,775.62
Liquidation Proceeds	$245,469.88
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$36,995,896.24
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$36,995,896.24

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$586,918.55	$586,918.55	$—	$—	$36,408,977.69
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,408,977.69
Interest - Class A-2a Notes	$—	$—	$—	$—	$36,408,977.69
Interest - Class A-2b Notes	$—	$—	$—	$—	$36,408,977.69
Interest - Class A-3 Notes	$1,320,937.91	$1,320,937.91	$—	$—	$35,088,039.78
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$34,595,701.53
First Allocation of Principal	$—	$—	$—	$—	$34,595,701.53
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$34,528,093.20
Second Allocation of Principal	$—	$—	$—	$—	$34,528,093.20
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$34,454,151.53
Third Allocation of Principal	$8,424,803.62	$8,424,803.62	$—	$—	$26,029,347.91
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,943,847.91
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,943,847.91
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,943,847.91
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,196,063.62
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,196,063.62
Remaining Funds to Certificates	$2,196,063.62	$2,196,063.62	$—	$—	$—
Total	$36,995,896.24	$36,995,896.24	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$49,350,074.70
Increase/(Decrease)	$(2,880,562.17)
Ending YSOC Amount	$46,469,512.53

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$654,952,180.25	$622,779,592.34
Note Balance	$650,204,395.96	$618,031,808.05
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	23	$363,374.46
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	210	$245,469.88
Monthly Net Losses (Liquidation Proceeds)			$117,904.58
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.39%
Current Collection Period			0.21%
Four-Month Average Net Loss Ratio			0.28%
Cumulative Net Losses for All Periods			$5,544,222.53
Cumulative Net Loss Ratio			0.27%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.51%	209	$3,406,018.28
60-89 Days Delinquent	0.20%	73	$1,307,017.69
90-119 Days Delinquent	0.05%	21	$358,583.32
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.76%	303	$5,071,619.29

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$162,388.10
Total Repossessed Inventory		15	$350,952.17

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		94	$1,665,601.01
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.19%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.97	0.14%	56	0.10%